Stock-Based Compensation (Details) - USD ($)			3 Months Ended	6 Months Ended		12 Months Ended
	Apr. 13, 2023	Apr. 12, 2013	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	May 24, 2023
Stock-Based Compensation [Line Items]
Equity awards were granted			750		4,767
Intrinsic value of stock options exercised (in Dollars)							$ 48,494
Weighted average grant date fair value (in Dollars per share)					$ 2.6	$ 7.3	$ 10.6
Unamortized compensation expense (in Dollars)			$ 72,233	$ 2,696	$ 72,233	$ 10,094	$ 110,375
Remaining requisite service period				3 years 3 months	2 years 3 months 3 days	2 years 8 months 19 days	2 years 8 months 19 days
Restricted Stock Units (RSUs) [Member]
Stock-Based Compensation [Line Items]
Remaining requisite service period				9 months	1 year 4 months 6 days	11 months 15 days	1 year 10 months 9 days
Unvested RSUs (in Dollars)			$ 311,044	$ 6,912	$ 311,044	$ 83,804	$ 591,953
Common Stock [Member]
Stock-Based Compensation [Line Items]
Shares of company’s common stock								30,400
2021 Stock Incentive Plan [Member]
Stock-Based Compensation [Line Items]
Shares of company’s common stock				30,400		30,400
Equity awards were granted						5,521	9,109
Common stock available for future grants				72,148		67,224
2021 Stock Incentive Plan [Member] | Common Stock [Member]
Stock-Based Compensation [Line Items]
Shares of company’s common stock								93,475
2013 Stock Incentive Plan [Member]
Stock-Based Compensation [Line Items]
Equity awards were granted
Common stock available for future grants
Awards granted		10 years
2013 Stock Incentive Plan [Member] | Common Stock [Member]
Stock-Based Compensation [Line Items]
Equity awards were granted				85,679		85,679